UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31, 2003

Date of reporting period:  MAY 31, 2003




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA TREASURY MONEY MARKET TRUST - MAY 31, 2003



[LOGO OF USAA]
   USAA(R)

                     USAA TREASURY MONEY
                             MARKET Trust(R)

                                 [GRAPHIC OF USAA TREASURY MONEY MARKET TRUST]

           A n n u a l   R e p o r t

--------------------------------------------------------------------------------
           MAY 31, 2003

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                              2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                              5

FINANCIAL INFORMATION

     Independent Auditors' Report                                      10

     Portfolio of Investments                                          11

     Notes to Portfolio of Investments                                 13

     Financial Statements                                              14

     Notes to Financial Statements                                     17

DIRECTORS' INFORMATION                                                 24

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                       ... ADHERE TO YOUR ASSET ALLOCATION

[PHOTO OF CHRISTOPHER W. CLAUS]         AND DIVERSIFICATION STRATEGY - AND

                                          WORK WITH SKILLED PROFESSIONALS

                                                 WHO CAN HELP ....

                                                        "
--------------------------------------------------------------------------------

                  Lowest interest rates in decades. New tax cuts. Jobless recovery. Dow breaks 9000.

                  Headlines such as these are designed to grab our attention. But sometimes the hype can make it easy to forget the investing lessons we've learned over the last few years.

                  That's why it's so important to have a plan. It can keep you from making emotional decisions and help you ride out the inevitable ups and downs of the markets. An asset allocation and diversification strategy based on your goals, needs, and appetite for risk should be at the heart of your plan. After all, you don't want to take on more risk than you can tolerate. Do you want to try to get more return on your principal, or do you want to be assured of the return of your principal? It is a classic question of risk versus reward.

                  Investors seem to be trading where there is price momentum rather than on fundamental valuations. This is a rotation of investment styles called "momentum investing" in which people put money into whatever is going up, hoping to make a profit, and then move on to the next opportunity.

                  While stock and bond market performance improved dramatically during the spring, it is important to remember that the markets

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  tend to overreact in the short term, reverting to the mean over the long term. Right now, stock prices are high by historical standards. For prices to stay high, interest rates need to remain low and corporate profits must show consistent strength. In the bond market, investors have been moving from sector to sector, looking for ways to make money. Recently, they piled in, then out of, longer-term Treasuries.

                  A more prudent approach is to adhere to your asset allocation and diversification strategy, and call on our team of skilled professionals who can help you develop and stick to your plan.

                  At USAA, we remain committed to providing you with outstanding resources - a market-tested portfolio management team, world-class service, and pure no-load mutual funds, without excessive fees, sales loads, or contractual plans, and with competitive expense ratios. Once again, and on behalf of the entire team at USAA Investment Management Company, I would like to thank you for your business.

                  Sincerely,

                  /s/ Christopher W. Claus

                  Christopher W. Claus
                  President and Vice Chairman of the Board

                  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                  FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                  MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TREASURY MONEY MARKET TRUST

OBJECTIVE
--------------------------------------------------------------------------------

                  Maximum current income while maintaining the highest degree of safety and liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                  Invests principally in U.S. government securities with maturities of 397 days or less; normally at least 80% of the Fund's assets will be in U.S. Treasury bills, notes, and bonds, and repurchase agreements collateralized by these instruments.

--------------------------------------------------------------------------------
                                          5/31/03                    5/31/02
--------------------------------------------------------------------------------
  Net Assets                          $205.6 Million             $186.4 Million
  Net Asset Value Per Share               $1.00                        $1.00

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 5/31/03
--------------------------------------------------------------------------------
  1 YEAR             5 YEARS             10 YEARS              7-DAY YIELD
  1.14%               3.78%                4.24%                   0.90%

                  TOTAL RETURN EQUALS INCOME YIELD AND ASSUMES REINVESTMENT OF ALL DIVIDENDS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                             7-DAY YIELD COMPARISON
--------------------------------------------------------------------------------

                        [CHART OF 7-DAY YIELD COMPARISON]

                          TREASURY
                        MONEY MARKET                IMONEYNET
   DATE                    FUND                      AVERAGE
   ----                 ------------                ---------
 5/28/2002                 1.21%                      1.11%
 6/25/2002                 1.39%                      1.12%
 7/30/2002                 1.38%                      1.06%
 8/27/2002                 1.36%                      1.03%
 9/24/2002                 1.32%                      1.00%
10/29/2002                 1.37%                      1.03%
11/26/2002                 1.00%                      0.70%
12/31/2002                 0.97%                      0.65%
 1/28/2003                 0.96%                      0.60%
 2/25/2003                 0.93%                      0.56%
 3/25/2003                 0.90%                      0.52%
 4/29/2003                 0.90%                      0.50%
 5/27/2003                 0.87%                      0.47%

                                   [END CHART]

          DATA REPRESENT THE LAST TUESDAY OF EACH MONTH. ENDING DATE 5/27/03.

          The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. (formerly IBC Financial Data, Inc.) U.S. Treasury & Repo, an average of all major Treasury money market fund yields.

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF PAMELA BLEDSOE NOBLE]       Pamela Bledsoe Noble, CFA

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                  The USAA Treasury Money Market Trust had a total return of 1.14% for the year ended May 31, 2003. This compares to an average return of 0.80% for similar Treasury and repurchase agreement (repo) money market funds ranked by iMoneyNet, Inc. This performance placed the Fund in the top 5% of its peer group as ranked by iMoneyNet, Inc.

WHAT WERE THE MAJOR DRIVERS OF THE FUND'S YIELD DURING THE PERIOD?

                  As always, the interest-rate policy of the Federal Reserve Board (the Fed), as well as the market's pricing of potential Fed moves, had the greatest impact. The Fed adjusted rates only once during the reporting year, cutting the federal funds rate by one-half percent to 1.25%, on November 6, 2002. However, changing views about the economy and potential Fed moves created a challenging environment as we sought to maximize the Fund's yield.

                  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                  REFER TO PAGE 6 FOR THE IMONEYNET, INC. DEFINITION.

                  IMONEYNET, INC. RANKED THE FUND 5 OUT OF 91 TREASURY RETAIL MONEY MARKET FUNDS FOR THE ONE-YEAR PERIOD ENDED MAY 31, 2003.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT WERE THE MAJOR CHALLENGES?

                  Early in the reporting year, the yield curve inverted, meaning rates on overnight repurchase agreements were higher than rates on three- or six-month notes. The yield curve reverted to "normal," or upward sloping, meaning investors were paid higher rates for longer maturities, following the rate cut on November 6, 2002, before becoming inverted again as the market began to price in another Fed rate cut. So throughout the year, in an effort to protect the Fund's yield against the dampening effect of additional rate cuts, we attempted to purchase three-month to one-year Treasuries when their rates went up. Toward the end of the reporting year, repo rates were again higher than those available on Treasuries, so we ended the period with a higher percentage of assets in repurchase agreements. All of our repurchase agreements are collateralized by Treasury securities.

WHAT'S YOUR VIEW GOING FORWARD?

                  Economic news is still mixed, but the tone of the market has become a bit more positive. Our strategy remains the same: take advantage of opportunities to extend the Fund's average maturity by investing in Treasury bills and notes with maturities of between three months and one year when market conditions warrant. We are closely monitoring the markets in our attempt to maximize the Fund's yield.

WHAT DO YOU SAY TO SHAREHOLDERS DISAPPOINTED BY TODAY'S LOW YIELDS?

                  Low yields are likely to be with us for a while longer and, when rates do begin to rise again, we expect it to be at a very slow pace. The purpose of money market funds is to provide liquidity and stability, and we're confident in our ability to make the most of market conditions. It's also important to note that the Fund has one of the lowest expense ratios in its peer group, allowing us to pass more income on to you, our shareholders. We thank you for the confidence you have placed in us. We're working hard every day to continue to earn your trust.

                  YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-12.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
            CUMULATIVE PERFORMANCE OF $10,000
--------------------------------------------------------------------------------

       [CHART OF CUMULATIVE PERFORMANCE OF $10,000]

                   USAA TREASURY
                    MONEY MARKET
   DATE                TRUST
   ----            -------------
 5/31/1993          $10,000.00
 6/30/1993           10,024.57
 7/31/1993           10,047.00
 8/31/1993           10,071.35
 9/30/1993           10,094.43
10/31/1993           10,116.73
11/30/1993           10,141.46
12/31/1993           10,165.67
 1/31/1994           10,190.19
 2/28/1994           10,212.74
 3/31/1994           10,238.30
 4/30/1994           10,263.08
 5/31/1994           10,292.45
 6/30/1994           10,322.94
 7/31/1994           10,353.88
 8/31/1994           10,391.55
 9/30/1994           10,427.93
10/31/1994           10,466.61
11/30/1994           10,507.17
12/31/1994           10,550.83
 1/31/1995           10,598.65
 2/28/1995           10,643.24
 3/31/1995           10,693.93
 4/30/1995           10,740.09
 5/31/1995           10,794.72
 6/30/1995           10,845.48
 7/31/1995           10,896.26
 8/31/1995           10,946.27
 9/30/1995           10,992.78
10/31/1995           11,044.33
11/30/1995           11,093.24
12/31/1995           11,140.13
 1/31/1996           11,192.12
 2/29/1996           11,236.14
 3/31/1996           11,280.24
 4/30/1996           11,328.29
 5/31/1996           11,375.06
 6/30/1996           11,417.55
 7/31/1996           11,468.15
 8/31/1996           11,514.60
 9/30/1996           11,562.64
10/31/1996           11,611.06
11/30/1996           11,657.13
12/31/1996           11,708.13
 1/31/1997           11,757.48
 2/28/1997           11,802.07
 3/31/1997           11,852.04
 4/30/1997           11,901.22
 5/31/1997           11,950.90
 6/30/1997           12,002.91
 7/31/1997           12,055.30
 8/31/1997           12,104.63
 9/30/1997           12,159.01
10/31/1997           12,212.00
11/30/1997           12,260.37
12/31/1997           12,317.72
 1/31/1998           12,369.72
 2/28/1998           12,418.15
 3/31/1998           12,473.81
 4/30/1998           12,526.16
 5/31/1998           12,576.77
 6/30/1998           12,633.28
 7/31/1998           12,688.37
 8/31/1998           12,743.71
 9/30/1998           12,797.05
10/31/1998           12,846.54
11/30/1998           12,897.08
12/31/1998           12,946.71
 1/31/1999           12,992.67
 2/28/1999           13,037.19
 3/31/1999           13,090.15
 4/30/1999           13,138.44
 5/31/1999           13,183.12
 6/30/1999           13,235.67
 7/31/1999           13,285.16
 8/31/1999           13,338.79
 9/30/1999           13,390.73
10/31/1999           13,441.48
11/30/1999           13,499.51
12/31/1999           13,555.74
 1/31/2000           13,612.33
 2/29/2000           13,668.31
 3/31/2000           13,729.92
 4/30/2000           13,787.14
 5/31/2000           13,855.58
 6/30/2000           13,921.70
 7/31/2000           13,991.48
 8/31/2000           14,062.10
 9/30/2000           14,129.19
10/31/2000           14,203.65
11/30/2000           14,274.48
12/31/2000           14,342.78
 1/31/2001           14,416.44
 2/28/2001           14,475.12
 3/31/2001           14,535.82
 4/30/2001           14,593.87
 5/31/2001           14,645.73
 6/30/2001           14,691.35
 7/31/2001           14,738.69
 8/31/2001           14,781.32
 9/30/2001           14,813.23
10/31/2001           14,844.09
11/30/2001           14,868.35
12/31/2001           14,887.42
 1/31/2002           14,905.35
 2/28/2002           14,922.20
 3/31/2002           14,939.54
 4/30/2002           14,956.70
 5/31/2002           14,973.42
 6/30/2002           14,989.56
 7/31/2002           15,007.32
 8/31/2002           15,025.99
 9/30/2002           15,041.66
10/31/2002           15,058.97
11/30/2002           15,072.81
12/31/2002           15,085.46
 1/31/2003           15,098.20
 2/28/2003           15,109.13
 3/31/2003           15,120.20
 4/30/2003           15,131.51
 5/31/2003           15,143.19

                      [END CHART]

          DATA FROM 5/31/93 THROUGH 5/31/03.

          The graph illustrates a hypothetical $10,000 investment in the USAA Treasury Money Market Trust.

          PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE VALUE OF YOUR INVESTMENT MAY VARY ACCORDING TO THE FUND'S PERFORMANCE. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS. INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR TO THE ALTERNATIVE MINIMUM TAX. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT OVERVIEW PAGE.

          AN INVESTMENT IN THIS FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

10

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITORS' Report

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF

USAA TREASURY MONEY MARKET TRUST:

                  We have audited the accompanying statement of assets and liabilities of USAA Treasury Money Market Trust (a portfolio of USAA Investment Trust), including the portfolio of investments, as of May 31, 2003, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended May 31, 2002, and the financial highlights for each of the periods presented through May 31, 2002, were audited by other auditors, whose report dated July 5, 2002, expressed an unqualified opinion on the statement and financial highlights.

                  We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                  In our opinion, the 2003 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Treasury Money Market Trust at May 31, 2003, the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                           /S/ ERNST & YOUNG LLP

                  San Antonio, Texas
                  July 11, 2003

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2003

PRINCIPAL                                                                              MARKET
   AMOUNT     SECURITY                                                                  VALUE
---------------------------------------------------------------------------------------------
              U.S. TREASURY BILLS (14.6%)(a)

  $ 5,000     1.24%, 6/19/2003                                                        $ 4,997
    5,000     1.24%, 6/26/2003                                                          4,996
    5,000     1.17%, 7/24/2003                                                          4,991
    5,000     1.17%, 8/21/2003                                                          4,987
    5,000     1.09%, 9/04/2003                                                          4,986
    5,000     1.14%, 10/30/2003                                                         4,976
                                                                                      -------
              Total U.S. Treasury bills (cost: $29,933)                                29,933
                                                                                      -------

              U.S. TREASURY NOTES (17.2%)(b)

    5,000     3.88%, 6/30/2003                                                          5,007
    5,000     5.75%, 8/15/2003                                                          5,040
   10,000     2.75%, 10/31/2003                                                        10,056
    5,000     3.25%, 12/31/2003                                                         5,053
    5,000     3.00%, 1/31/2004                                                          5,057
    5,000     3.63%, 3/31/2004                                                          5,097
                                                                                      -------
              Total U.S. Treasury notes (cost: $35,310)                                35,310
                                                                                      -------

              U.S. GOVERNMENT GUARANTEED SECURITIES (4.2%)

    2,410     Overseas Private Investment Corp. Certificates of Participation,
                1.25%, 4/02/2007(c)                                                     2,410
    4,000     Overseas Private Investment Corp. Certificates of Participation,
                1.18%, 5/15/2015(c)                                                     4,000
    2,239     U.S. Small Business Administration Certificates of Participation,
                Series 1993-10C, 6.12%, 9/01/2003                                       2,268
                                                                                      -------
              Total U.S. government guaranteed securities (cost: $8,678)                8,678
                                                                                      -------
              Total investment in securities (cost: $73,921)                           73,921
                                                                                      -------
              REPURCHASE AGREEMENTS (63.2%)

   10,000     Bank One Capital Markets, Inc., 1.22%, acquired on 5/30/2003 and due 6/02/2003 at $10,000 (collateralized by $10,325 of U.S.
                Treasury bills, due between 7/10/2003 and 8/14/2003; market value
                $10,303)(d)                                                            10,000

   50,900     Credit Suisse First Boston Corp., 1.25%, acquired on 5/30/2003 and due 6/02/2003 at $50,900 (collateralized by $51,731 of U.S.
                Treasury notes, 1.875%-2.625% due between 9/30/2004 and 5/15/2008;
                market value $52,279)(d)                                               50,900

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2003

PRINCIPAL                                                                              MARKET
   AMOUNT     SECURITY                                                                  VALUE
---------------------------------------------------------------------------------------------
  $50,900     Deutsche Bank Securities, 1.24%, acquired on 5/30/2003 and due
                6/02/2003 at $50,900 (collateralized by a $42,009 U.S. Treasury
                bond, 10.75% due 8/15/2005; market value $51,918)(d)                $  50,900
    8,143     State Street Bank & Trust Co., 1.20%, acquired on 5/30/2003 and due 6/02/2003 at $8,143 (collateralized by a $8,400 U.S. Treasury
                bill, due 6/26/2003; market value $8,390)(d)                            8,143
   10,000     Wachovia Securities, Inc., 1.23%, acquired on 5/30/2003 and due
                6/02/2003 at $10,000 (collateralized by $12,502 of U.S. Treasury
                STRIPS, due between 5/15/2017 and 8/15/2020 and U.S. Treasury notes, 2.875%-7.875% due between 6/30/2004 and 11/15/2004; market
                value $10,201)(d)                                                      10,000
                                                                                    ---------

              Total repurchase agreements (cost: $129,943)                            129,943
                                                                                    ---------

              TOTAL INVESTMENTS (COST: $203,864)                                    $ 203,864
                                                                                    =========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2003

GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Rates for U.S. Treasury bills represent the discount rate at purchase date.

          (b) Rates for U.S. Treasury notes represent the stated coupon payment rate.

          (c) Variable-rate demand note (VRDN) - provides the right, on any business day, to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated weekly or quarterly interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements. These securities are shown at their current rate as of May 31, 2003.

          (d) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is at least 102% of the resale price of the repurchase agreement.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2003

ASSETS

   Investments in securities (valued at amortized cost)                  $  73,921
   Repurchase agreements                                                   129,943
   Cash                                                                      1,006
   Receivables:
      Capital shares sold                                                      409
      Interest                                                                 392
                                                                         ---------
           Total assets                                                    205,671
                                                                         ---------

LIABILITIES

   Capital shares redeemed                                                       5
   USAA Investment Management Company                                           22
   USAA Transfer Agency Company                                                 16
   Accounts payable and accrued expenses                                        64
   Dividends on capital shares                                                   6
                                                                         ---------
           Total liabilities                                                   113
                                                                         ---------
              Net assets applicable to capital shares outstanding        $ 205,558
                                                                         =========

NET ASSETS CONSIST OF:

   Paid-in capital                                                       $ 205,558
                                                                         =========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                         205,558
                                                                         =========
   Net asset value, redemption price, and offering price per share       $    1.00
                                                                         =========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TREASURY MONEY MARKET TRUST
YEAR ENDED MAY 31, 2003

NET INVESTMENT INCOME

  Interest income                                               $3,113
                                                                ------
  Expenses:
     Management fees                                               250
     Administrative and servicing fees                             200
     Transfer agent's fees                                         187
     Custodian's fees                                               81
     Postage                                                        21
     Shareholder reporting fees                                     20
     Trustees' fees                                                  8
     Registration fees                                              36
     Professional fees                                              46
     Other                                                           7
                                                                ------
        Total expenses                                             856
     Expenses paid indirectly                                       (2)
                                                                ------
        Net expenses                                               854
                                                                ------
              Net investment income                             $2,259
                                                                ======

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA TREASURY MONEY MARKET TRUST
YEARS ENDED MAY 31,

                                                              2003            2002
                                                         -------------------------
FROM OPERATIONS

      Net investment income                              $   2,259       $   3,965
                                                         -------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

      Net investment income                                 (2,259)         (3,965)
                                                         -------------------------

FROM CAPITAL SHARE TRANSACTIONS

      Proceeds from shares sold                            151,047         188,187
      Reinvested dividends                                   2,170           3,768
      Cost of shares redeemed                             (134,026)       (171,529)
                                                         -------------------------
         Increase in net assets from
             capital share transactions                     19,191          20,426
                                                         -------------------------
Net increase in net assets                                  19,191          20,426

NET ASSETS

      Beginning of period                                  186,367         165,941
                                                         -------------------------
      End of period                                      $ 205,558       $ 186,367
                                                         =========================

CHANGE IN SHARES OUTSTANDING

      Shares sold                                          151,047         188,187
      Shares issued for dividends reinvested                 2,170           3,768
      Shares redeemed                                     (134,026)       (171,529)
                                                         -------------------------
         Increase in shares outstanding                     19,191          20,426
                                                         =========================

      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2003

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this annual report pertains only to the USAA Treasury Money Market Trust (the Fund). The Fund's investment objective is to provide maximum current income while maintaining the highest degree of safety and liquidity.

               A. SECURITY VALUATION - The value of each security is determined
                  (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                  1. Pursuant to Rule 2a-7 of the Investment Company Act of
                     1940, as amended, securities in the Fund are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                  2. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by USAA Investment Management (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees.

               B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

18

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2003

               C. INVESTMENTS IN SECURITIES - Security transactions are
                  accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities using the straight-line method. Gain or loss from sales of investment securities is computed on the identified cost basis.

               D. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the year ended May 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $2,000.

               E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2003

          borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

          The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended May 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          The tax character of distributions paid during the years ended May 31, 2003 and 2002, was as follows:

                                                           2003             2002
                                                     ---------------------------
          Ordinary income*                           $2,259,000       $3,965,000

          * INCLUDES DISTRIBUTION OF SHORT-TERM REALIZED CAPITAL GAINS, IF ANY, WHICH ARE TAXABLE AS ORDINARY INCOME.

          As of May 31, 2003, the components of net assets representing distributable earnings on a tax basis were as follows:

          Undistributed ordinary income                                   $6,000

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2003

          Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales/maturities of securities for the year ended May 31, 2003, were $30,407,597,000 and $30,389,101,000, respectively.

          At May 31, 2003, the cost of securities, for federal income tax purposes, was $203,864,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

               A. MANAGEMENT FEES - The Manager carries out the Fund's
                  investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.125% of the Fund's average net assets. For the year ended May 31, 2003, the Fund incurred management fees, paid or payable to the Manager, of $250,000.

               B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the year ended May 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $200,000.

               C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                  USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2003

                  an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the year ended May 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $187,000.

               D. UNDERWRITING SERVICES - The Manager provides exclusive
                  underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

          The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are secured by obligations backed by the full faith and credit of the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the resale price of the repurchase agreement and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2003

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                YEAR ENDED MAY 31,
                                         ------------------------------------------------------------------
                                             2003           2002            2001           2000        1999
                                         ------------------------------------------------------------------
Net asset value at
    beginning of period                  $   1.00       $   1.00        $   1.00       $   1.00    $   1.00
                                         ------------------------------------------------------------------
Income from investment operations:
    Net investment income                     .01            .02             .06            .05         .05
Less distributions:
    From net investment income               (.01)          (.02)           (.06)          (.05)       (.05)
                                         ------------------------------------------------------------------
Net asset value at end of period         $   1.00       $   1.00        $   1.00       $   1.00    $   1.00
                                         ==================================================================
Total return (%)*                            1.14           2.24            5.70           5.05        4.83
Net assets at end of period (000)        $205,558       $186,367        $165,941       $153,400    $143,995
Ratio of expenses to
    average net assets (%)**                  .43(a)         .42(a)          .36(a)         .35         .36
Ratio of net investment
    income to average
    net assets (%)**                         1.13           2.17            5.55           5.00        4.69

  * Assumes reinvestment of all dividend income distributions during the period. ** For the year ended May 31, 2003, average net assets were $200,041,000.
(a) Reflects total expenses excluding any fee-offset arrangements, which had no impact on these ratios.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
MAY 31, 2003

(9) CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)
--------------------------------------------------------------------------------

          On May 29, 2002, based on the recommendation of the Trust's Audit Committee, the Trust's Board of Trustees determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended May 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on February 1, 1991. From that date through the fiscal year ended May 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

24

 D I R E C T O R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                  The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                  Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of May 31, 2003. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                  If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

                  * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
                    DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS, AND THE TRUST WILL BE IDENTIFIED AS THE COMPANY.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                  ROBERT G. DAVIS(2)
                  Director and Chairman of the Board of Directors
                  Born: November 1946
                  Year of Election or Appointment: 1996

                  Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

                  CHRISTOPHER W. CLAUS(2)
                  Director, President, and Vice Chairman of the Board of
                    Directors
                  Born: December 1960
                  Year of Election or Appointment: 2001

                  President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

26

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                  BARBARA B. DREEBEN (3,4,5,6)
                  Director
                  Born: June 1945
                  Year of Election or Appointment: 1994

                  President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                  ROBERT L. MASON, PH.D. (3,4,5,6)
                  Director
                  Born: July 1946
                  Year of Election or Appointment: 1997

                  Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                  MICHAEL F. REIMHERR (3,4,5,6)
                  Director
                  Born: August 1945
                  Year of Election or Appointment: 2000

                  President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                  LAURA T. STARKS, PH.D. (3,4,5,6)
                  Director
                  Born: February 1950
                  Year of Election or Appointment: 2000

                  Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                  RICHARD A. ZUCKER (2,3,4,5,6)
                  Director
                  Born: July 1943
                  Year of Election or Appointment: 1992

                  Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                  (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                      INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                  (2) MEMBER OF EXECUTIVE COMMITTEE

                  (3) MEMBER OF AUDIT COMMITTEE

                  (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                  (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                  (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF
                      THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO,
                      TX 78265-9430.

28

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                  CLIFFORD A. GLADSON
                  Vice President
                  Born: November 1950
                  Year of Appointment: 2002

                  Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                  STUART WESTER
                  Vice President
                  Born: June 1947
                  Year of Appointment: 2002

                  Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                  MARK S. HOWARD
                  Secretary
                  Born: October 1963
                  Year of Appointment: 2002

                  Senior Vice President, Securities Counsel, USAA (12/02-present); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO and USAA Shareholder Account Services; and Assistant Secretary for USAA Financial Planning Services and for USAA Life Investment Trust, a registered investment company offering five individual funds.

                  EILEEN M. SMILEY
                  Assistant Secretary
                  Born: November 1959
                  Year of Appointment: 2003

                  Assistant Vice President, Securities Counsel, USAA (1/03-present); Attorney, Morrision & Foerster, LLP (1/99-1/03); Senior Counsel,

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                  Division of Investment Management, U.S. Securities and Exchange Commission (2/96-12/98). Ms. Smiley also holds the Officer position of Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

                  DAVID M. HOLMES
                  Treasurer
                  Born: June 1960
                  Year of Appointment: 2001

                  Senior Vice President, Life/IMCO/Financial Planning Services Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes is a Director of USAA Life Insurance Company and also holds the Officer positions of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Life Insurance Company and USAA Shareholder Account Services.

                  ROBERTO GALINDO, JR.
                  Assistant Treasurer
                  Born: November 1960
                  Year of Appointment: 2000

                  Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

                  (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                      INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

30

 N O T E S
==========----------------------------------------------------------------------

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

                                                                              31

 N O T E S
==========----------------------------------------------------------------------

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

32

 N O T E S
==========----------------------------------------------------------------------

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            TRUSTEES      Robert G. Davis, CHAIRMAN OF THE BOARD
                          Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                          Robert L. Mason, Ph.D.
                          Michael F. Reimherr
                          Laura T. Starks, Ph.D.
                          Richard A. Zucker

      ADMINISTRATOR,      USAA Investment Management Company
 INVESTMENT ADVISER,      P.O. Box 659453
        UNDERWRITER,      San Antonio, Texas 78265-9825
     AND DISTRIBUTOR

      TRANSFER AGENT      USAA Shareholder Account Services
                          9800 Fredericksburg Road
                          San Antonio, Texas 78288

           CUSTODIAN      State Street Bank and Trust Company
                          P.O. Box 1713
                          Boston, Massachusetts 02105

INDEPENDENT AUDITORS      Ernst & Young LLP
                          100 West Houston St., Suite 1900
                          San Antonio, Texas 78205

           TELEPHONE      Call toll free - Central time
    ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                          Saturday, 8:30 a.m. to 5 p.m.
                          Sunday, 10:30 a.m. to 7 p.m.

      FOR ADDITIONAL      1-800-531-8181, in San Antonio 456-7200
   INFORMATION ABOUT      For account servicing, exchanges,
        MUTUAL FUNDS      or redemptions
                          1-800-531-8448, in San Antonio 456-7202

     RECORDED MUTUAL      24-hour service (from any phone)
   FUND PRICE QUOTES      1-800-531-8066, in San Antonio 498-8066

         MUTUAL FUND      (from touch-tone phones only)
   USAA TOUCHLINE(R)      For account balance, last transaction, fund
                          prices, or to exchange or redeem fund shares
                          1-800-531-8777, in San Antonio 498-8777

     INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
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                                     INSURANCE o MEMBER SERVICES

23415-0703                                   (C)2003, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

Item not required because Registrant's fiscal year ended May 31, 2003. Initial compliance with this disclosure item is required in annual reports for fiscal years ending on or after July 15, 2003




ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Item not yet required because Registrant's fiscal year ended on May 31, 2003. Initial compliance with this disclosure item is required in annual reports for fiscal years ending on or after July 15, 2003.




ITEM 4-8.  (RESERVED)




ITEM 9.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.